Number of Productive Crude Oil and Natural Gas Wells in which we Held an Interest (Detail)	Jun. 30, 2019 Wells
Disclosure of productive wells [line items]
Crude oil wells, Gross	469
Crude oil wells, Net	222
Natural gas wells, Gross	161
Natural gas wells, Net	57
Total, Gross	630
Total, Net	279
Australia [member]
Disclosure of productive wells [line items]
Crude oil wells, Gross	352
Crude oil wells, Net	176
Natural gas wells, Gross	153
Natural gas wells, Net	53
Total, Gross	505
Total, Net	229
United States [member]
Disclosure of productive wells [line items]
Crude oil wells, Gross	60
Crude oil wells, Net	25
Total, Gross	60
Total, Net	25
Other countries [member]
Disclosure of productive wells [line items]
Crude oil wells, Gross	57
Crude oil wells, Net	21
Natural gas wells, Gross	8
Natural gas wells, Net	4
Total, Gross	65
Total, Net	25